UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

June 30, 2005

1.803299.101

MAG-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	6,947,400	$ 192,790
Starwood Hotels & Resorts Worldwide, Inc. unit	3,973,827	232,747
		425,537
Household Durables - 0.2%
Centex Corp.	1,000,000	70,670
Leggett & Platt, Inc.	1,800,000	47,844
		118,514
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	526,900	17,430
eBay, Inc. (a)	4,900,000	161,749
IAC/InterActiveCorp (a)	5,000,000	120,250
		299,429
Media - 7.2%
Clear Channel Communications, Inc.	14,857,854	459,553
Comcast Corp.:
Class A (a)	2,456,359	75,410
Class A (special) (a)	1,586,600	47,519
EchoStar Communications Corp. Class A	2,400,000	72,360
Gannett Co., Inc.	1,492,300	106,147
Liberty Global, Inc. Class A (a)	300,000	14,001
Liberty Media Corp. Class A (a)	3,000,000	30,570
McGraw-Hill Companies, Inc.	1,332,000	58,941
News Corp.:
Class A	8,160,000	132,029
Class B	10,600,000	178,716
Omnicom Group, Inc.	3,401,576	271,650
Time Warner, Inc. (a)	40,804,754	681,847
Tribune Co.	1,733,922	60,999
Univision Communications, Inc. Class A (a)	2,590,000	71,355
Viacom, Inc. Class B (non-vtg.)	31,228,537	999,938
Walt Disney Co.	19,501,500	491,048
XM Satellite Radio Holdings, Inc. Class A (a)	4,800,000	161,568
		3,913,651
Multiline Retail - 1.1%
Federated Department Stores, Inc.	1,447,300	106,058
JCPenney Co., Inc.	1,500,000	78,870
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kohl's Corp. (a)	2,400,000	$ 134,184
Target Corp.	5,600,000	304,696
		623,808
Specialty Retail - 5.3%
AutoNation, Inc. (a)	1,880,427	38,586
Best Buy Co., Inc.	2,248,900	154,162
Home Depot, Inc.	31,145,800	1,211,572
Lowe's Companies, Inc.	14,710,000	856,416
Office Depot, Inc. (a)	2,000,000	45,680
Staples, Inc.	18,918,000	403,332
TJX Companies, Inc.	7,000,000	170,450
		2,880,198
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	4,795,600	190,673
NIKE, Inc. Class B	2,598,500	225,030
Volcom, Inc.	27,900	747
		416,450
TOTAL CONSUMER DISCRETIONARY		8,677,587
CONSUMER STAPLES - 8.0%
Beverages - 1.2%
PepsiCo, Inc.	6,724,700	362,663
The Coca-Cola Co.	6,966,100	290,835
		653,498
Food & Staples Retailing - 3.0%
CVS Corp.	24,141,972	701,807
Safeway, Inc.	914,000	20,647
Wal-Mart Stores, Inc.	19,194,240	925,162
Walgreen Co.	200,000	9,198
		1,656,814
Household Products - 1.9%
Colgate-Palmolive Co.	2,879,700	143,726
Kimberly-Clark Corp.	2,200,000	137,698
Procter & Gamble Co.	14,498,200	764,780
		1,046,204
Personal Products - 0.8%
Gillette Co.	9,006,200	455,984
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Altria Group, Inc.	8,805,200	$ 569,344
TOTAL CONSUMER STAPLES		4,381,844
ENERGY - 10.5%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	8,221,000	420,586
BJ Services Co.	600,000	31,488
Cooper Cameron Corp. (a)	1,295,500	80,386
Diamond Offshore Drilling, Inc.	900,000	48,087
GlobalSantaFe Corp.	600,000	24,480
Halliburton Co.	5,799,600	277,337
Nabors Industries Ltd. (a)	1,900,000	115,178
Noble Corp.	300,000	18,453
Pride International, Inc. (a)	1,500,000	38,550
Schlumberger Ltd. (NY Shares)	9,228,700	700,827
Smith International, Inc.	278,600	17,747
Transocean, Inc. (a)	3,712,563	200,367
Weatherford International Ltd. (a)	2,020,000	117,120
		2,090,606
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	3,203,210	206,927
BP PLC sponsored ADR	5,068,842	316,194
Burlington Resources, Inc.	7,009,850	387,224
ChevronTexaco Corp.	5,169,100	289,056
ConocoPhillips	9,104,118	523,396
Devon Energy Corp.	543,200	27,529
EnCana Corp.	800,000	31,557
Exxon Mobil Corp.	28,722,136	1,650,661
Occidental Petroleum Corp.	3,021,400	232,436
		3,664,980
TOTAL ENERGY		5,755,586
FINANCIALS - 18.8%
Capital Markets - 2.3%
Bank of New York Co., Inc.	2,204,400	63,443
Charles Schwab Corp.	4,625,000	52,170
E*TRADE Financial Corp. (a)	5,000,000	69,950
Goldman Sachs Group, Inc.	3,848,500	392,624
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	250,000	$ 10,128
Lazard Ltd. Class A	688,800	16,015
Merrill Lynch & Co., Inc.	8,642,900	475,446
Morgan Stanley	3,765,570	197,579
		1,277,355
Commercial Banks - 5.2%
Bank of America Corp.	27,122,808	1,237,071
Synovus Financial Corp.	3,959,775	113,527
U.S. Bancorp, Delaware	1,955,674	57,106
Wachovia Corp.	11,746,094	582,606
Wells Fargo & Co.	14,261,200	878,205
		2,868,515
Consumer Finance - 1.5%
American Express Co.	13,695,100	728,990
MBNA Corp.	4,392,950	114,920
		843,910
Diversified Financial Services - 3.6%
Citigroup, Inc.	31,965,753	1,477,777
JPMorgan Chase & Co.	13,930,408	492,022
		1,969,799
Insurance - 4.7%
ACE Ltd.	1,000,000	44,850
AFLAC, Inc.	4,147,000	179,482
Allstate Corp.	1,600,000	95,600
American International Group, Inc.	24,472,570	1,421,856
Berkshire Hathaway, Inc. Class A (a)	557	46,510
Hartford Financial Services Group, Inc.	3,000,000	224,340
MetLife, Inc.	5,000,000	224,700
The St. Paul Travelers Companies, Inc.	6,558,817	259,270
W.R. Berkley Corp.	1,237,500	44,154
XL Capital Ltd. Class A	44,760	3,331
		2,544,093
Real Estate - 0.4%
Equity Office Properties Trust	2,286,400	75,680
Equity Residential (SBI)	3,343,000	123,089
		198,769
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	817,848	31,577
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	6,951,900	$ 405,991
Golden West Financial Corp., Delaware	2,200,000	141,636
		579,204
TOTAL FINANCIALS		10,281,645
HEALTH CARE - 12.3%
Biotechnology - 2.1%
Amgen, Inc. (a)	2,002,230	121,055
Biogen Idec, Inc. (a)	1,075,000	37,034
Charles River Laboratories International, Inc. (a)	954,700	46,064
Genentech, Inc. (a)	7,684,000	616,872
Genzyme Corp. (a)	1,300,000	78,117
Gilead Sciences, Inc. (a)	3,600,000	158,364
MedImmune, Inc. (a)	1,000,000	26,720
Millennium Pharmaceuticals, Inc. (a)	1,700,000	15,759
OSI Pharmaceuticals, Inc. (a)	1,000,000	40,870
		1,140,855
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	3,200,000	118,720
Boston Scientific Corp. (a)	1,588,500	42,890
Gen-Probe, Inc. (a)	500,000	18,115
Medtronic, Inc.	9,200,000	476,468
St. Jude Medical, Inc. (a)	1,800,000	78,498
Thermo Electron Corp. (a)	1,471,500	39,539
Waters Corp. (a)	3,198,600	118,892
		893,122
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	7,799,336	449,086
UnitedHealth Group, Inc.	14,026,000	731,316
		1,180,402
Pharmaceuticals - 6.4%
Abbott Laboratories	9,046,500	443,369
Allergan, Inc.	550,000	46,882
Forest Laboratories, Inc. (a)	1,200,000	46,620
Johnson & Johnson	16,315,200	1,060,488
Merck & Co., Inc.	3,166,400	97,525
Pfizer, Inc.	42,999,895	1,185,937
Schering-Plough Corp.	4,932,700	94,017
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,500,000	$ 77,850
Wyeth	10,728,500	477,418
		3,530,106
TOTAL HEALTH CARE		6,744,485
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	6,895,400	252,579
Lockheed Martin Corp.	2,800,000	181,636
Northrop Grumman Corp.	600,000	33,150
The Boeing Co.	1,250,000	82,500
United Technologies Corp.	6,200,000	318,370
		868,235
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	600,000	41,496
Building Products - 0.3%
Masco Corp.	5,665,200	179,927
Commercial Services & Supplies - 0.7%
Cendant Corp.	11,000,000	246,070
ChoicePoint, Inc. (a)	839,066	33,605
Manpower, Inc.	851,800	33,885
Monster Worldwide, Inc. (a)	500,000	14,340
PHH Corp. (a)	550,000	14,146
Robert Half International, Inc.	2,124,900	53,059
		395,105
Electrical Equipment - 0.3%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Emerson Electric Co.	2,732,400	171,130
		171,130
Industrial Conglomerates - 6.5%
3M Co.	5,026,240	363,397
General Electric Co.	65,115,900	2,256,264
Tyco International Ltd.	31,407,455	917,098
		3,536,759
Machinery - 0.8%
Caterpillar, Inc.	1,500,000	142,965
Dover Corp.	1,000,000	36,380
Illinois Tool Works, Inc.	522,300	41,617
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	2,768,850	$ 197,557
Trivest 1992 Special Fund Ltd. (a)(d)	26,600,000	266
		418,785
Road & Rail - 0.0%
CSX Corp.	500,000	21,330
TOTAL INDUSTRIALS		5,632,767
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 3.9%
Adtran, Inc.	500,000	12,395
Alvarion Ltd. (a)	500,000	5,810
Cisco Systems, Inc. (a)	45,308,200	865,840
Comverse Technology, Inc. (a)	500,000	11,825
Juniper Networks, Inc. (a)	5,900,000	148,562
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	925
Motorola, Inc.	19,700,000	359,722
Nokia Corp. sponsored ADR	3,000,000	49,920
QUALCOMM, Inc.	11,282,000	372,419
Research In Motion Ltd. (a)	1,520,400	111,896
Scientific-Atlanta, Inc.	200,000	6,654
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,500,000	175,725
		2,121,693
Computers & Peripherals - 3.3%
Apple Computer, Inc. (a)	5,400,000	198,774
Dell, Inc. (a)	21,362,400	844,028
EMC Corp. (a)	19,216,900	263,464
Hewlett-Packard Co.	2,300,000	54,073
International Business Machines Corp.	5,467,600	405,696
Lexmark International, Inc. Class A (a)	300,000	19,449
		1,785,484
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. (a)	3,125,000	41,281
Jabil Circuit, Inc. (a)	1,000,000	30,730
		72,011
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.3%
Google, Inc. Class A (sub. vtg.)	1,748,000	$ 514,174
Yahoo!, Inc. (a)	20,986,600	727,186
		1,241,360
IT Services - 0.5%
First Data Corp.	6,650,000	266,931
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp. (a)	500,000	9,910
Analog Devices, Inc.	6,119,732	228,327
Applied Materials, Inc.	3,500,000	56,630
Broadcom Corp. Class A (a)	4,100,000	145,591
Freescale Semiconductor, Inc.:
Class A	3,000,000	63,030
Class B	1,819,968	38,547
Intel Corp.	41,976,900	1,093,918
Intersil Corp. Class A	1,069,700	20,078
KLA-Tencor Corp.	1,800,000	78,660
Lam Research Corp. (a)	499,200	14,447
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,593,720	32,775
Texas Instruments, Inc.	13,397,700	376,073
Xilinx, Inc.	1,700,000	43,350
		2,201,336
Software - 4.9%
Adobe Systems, Inc.	1,416,094	40,529
Amdocs Ltd. (a)	500,000	13,215
BEA Systems, Inc. (a)	3,150,000	27,657
Citrix Systems, Inc. (a)	1,240,000	26,858
FileNET Corp. (a)	550,000	13,827
Macromedia, Inc. (a)	415,000	15,861
Macrovision Corp. (a)	700,000	15,778
Microsoft Corp.	71,142,900	1,767,190
Oracle Corp. (a)	25,895,000	341,814
Quest Software, Inc. (a)	1,631,000	22,231
SAP AG sponsored ADR	1,950,000	84,435
Siebel Systems, Inc.	4,000,000	35,600
Symantec Corp. (a)	4,400,000	95,656
VERITAS Software Corp. (a)	7,540,000	183,976
		2,684,627
TOTAL INFORMATION TECHNOLOGY		10,373,442
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.9%
Chemicals - 0.6%
Dow Chemical Co.	4,550,000	$ 202,612
E.I. du Pont de Nemours & Co.	1,025,000	44,085
Lyondell Chemical Co.	901,100	23,807
Praxair, Inc.	1,000,000	46,600
		317,104
Containers & Packaging - 0.0%
Packaging Corp. of America	400,000	8,420
Smurfit-Stone Container Corp. (a)	1,300,000	13,221
		21,641
Metals & Mining - 0.2%
Alcoa, Inc.	4,600,000	120,198
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	800,000	50,920
TOTAL MATERIALS		509,863
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.1%
BellSouth Corp.	9,403,100	249,840
SBC Communications, Inc.	13,577,214	322,459
Verizon Communications, Inc.	15,633,004	540,120
		1,112,419
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	9,200,000	297,252
Vodafone Group PLC sponsored ADR	3,632,200	88,335
		385,587
TOTAL TELECOMMUNICATION SERVICES		1,498,006
TOTAL COMMON STOCKS (Cost $32,211,785)		53,855,225
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.21% (b)	877,336,579	$ 877,337
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	60,172,325	60,172
TOTAL MONEY MARKET FUNDS (Cost $937,509)		937,509
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $33,149,294)		54,792,734
NET OTHER ASSETS - (0.2)%		(107,237)
NET ASSETS - 100%		$ 54,685,497
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $266,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $33,249,850,000. Net unrealized appreciation aggregated $21,542,884,000, of which $22,809,101,000 related to appreciated investment securities and $1,266,217,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 18, 2005